Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer, or PEO, and non-PEO named executive officers, or Non-PEO NEOs, and Company performance for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Fiscal Year	Summary Compensation Table for PEO(1)	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Totals for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss (thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$493,388	$423,476	$303,373	$321,820	$21.88	$7,946
2023	$862,836	$600,059	$450,622	$373,892	$31.78	$11,571
2022	$901,897	$907,176	$477,404	$477,791	$107.73	$11,907

(1)	The PEO for 2024, 2023 and 2022 is Peter Altman. The Non-PEO NEOs for whom the average compensation is presented in this table for 2024, 2023 and 2022 are David McClung and Edward Gillis.
(2)

The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)

Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO Total Compensation Amount	$ 493,388	$ 862,836	$ 901,897
PEO Actually Paid Compensation Amount	$ 423,476	600,059	907,176
Adjustment To PEO Compensation, Footnote
PEO
Prior FYE	12/31/2021	12/31/2022	12/31/23
Current FYE	12/31/2022	12/31/2023	12/31/24
Fiscal Year	2022	2023	2024
SCT Total	$901,897	$862,836	$493,388
Minus Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(370,897)	$(230,724)	$-
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$215,823	$72,086	$-
Plus Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$5,930	$(186,772)	$(134,016)
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$150,441	$214,669	$117,263
Plus Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,982	$(132,036)	$(53,158)
Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
Compensation Actually Paid	$907,176	$600,059	$423,476

Non-PEO NEO Average Total Compensation Amount	$ 303,373	450,622	477,404
Non-PEO NEO Average Compensation Actually Paid Amount	$ 321,820	373,892	477,791
Adjustment to Non-PEO NEO Compensation Footnote
NEOs
Prior FYE	12/31/2021	12/31/2022	12/31/23
Current FYE	12/31/2022	12/31/2023	12/31/24
Fiscal Year	2022	2023	2024
SCT Total	$477,404	$450,622	$303,373
Minus Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(150,904)	$(80,943)	$-
Plus Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$75,003	$25,289	$-
Plus Change in Fair Value of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$2,530	$(68,406)	$(15,049)
Plus Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$72,520	$96,707	$23,910
Plus Changes in Fair Values as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$1,238	$(49,377)	$9,586
Minus Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$-	$-	$-
Compensation Actually Paid	$477,791	$373,892	$321,820

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return, or TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid, or CAP, to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and net loss attributable to the Company over the two most recently completed fiscal years.

Total Shareholder Return Amount	$ 21.88	31.78	107.73
Net Income (Loss)	$ 7,946,000	11,571,000	11,907,000
PEO Name	Peter Altman
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(230,724)	(370,897)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	72,086	215,823
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,016)	(186,772)	5,930
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,263	214,669	150,441
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,158)	(132,036)	3,982
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(80,943)	(150,904)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	25,289	75,003
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,049)	(68,406)	2,530
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,910	96,707	72,520
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,586	(49,377)	1,238
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0